RETIREMENT BENEFIT PLANS - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Employee Benefits [Abstract]
Current service cost	$ 150.5		$ 153.0	$ 139.1
Net interest expense	106.3		122.7	142.3
Components of defined benefit costs recognized in profit or loss	256.8		275.7	281.4
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(764.2)		(774.6)	(16.2)
Actuarial loss arising from experience adjustments	539.5		911.7	68.3
Actuarial loss arising from changes in demographic assumptions	581.5		0.0	0.0
Actuarial (gain) loss arising from changes in financial assumptions	336.5		(281.5)	571.3
Components of defined benefit costs recognized in other comprehensive income	693.3	$ 22.1	(144.4)	623.4
Total	$ 950.1		$ 131.3	$ 904.8